ORGANIZATION AND NATURE OF OPERATIONS (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Jul. 15, 2014
Accounts payable	$ 606,344	$ 525,636
Jin-En Group International Holding Company [Member]
Receivable from Biotech		60,000
Accounts payable		(19,000)
Convertible note		(60,000)
Net liabilities		$ (19,000)	$ 19,000